SILVER STREAM DERIVATIVE LIABILITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SILVER STREAM DERIVATIVE LIABILITY
Volatility of COMEX Silver	$ 0.8152	$ 0.3358
Silver spot price	71.6633	31.1595
Silver price forward curve	104.7020	45.4296
USD /CAD foreign exchange rate	$ 1.3706	$ 1.4389
Volatility of COMEX Silver, percent	143.00%
Silver spot price, percent	130.00%
Silver price forward curve, percent	130.00%
USD /CAD foreign exchange rate	(5.00%)